Fair value measurement	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Fair value measurement
Note 2.    Fair value measurement
Fair value of financial instruments

	Carrying value
$ millions, as at January 31, 2020	Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
Financial assets
Cash and deposits with banks	$20,169	$562	$–	$–	$20,731	$20,731	$–
Securities	21,205	62,929	477	44,738	129,349	129,572	223
Cash collateral on securities borrowed	6,628	–	–	–	6,628	6,628	–
Securities purchased under resale agreements	51,720	5,556	–	–	57,276	57,276	–
Loans
Residential mortgages	209,560	18	–	–	209,578	210,004	426
Personal	42,410	–	–	–	42,410	42,438	28
Credit card	12,162	–	–	–	12,162	12,162	–
Business and government	107,163	21,635	–	–	128,798	128,892	94
Derivative instruments	–	25,251	–	–	25,251	25,251	–
Customers’ liability under acceptances	9,505	–	–	–	9,505	9,505	–
Other assets	12,482	–	–	–	12,482	12,482	–
Financial liabilities
Deposits
Personal	$180,061	$–	$2,712	$–	$182,773	$182,759	$(14)
Business and government	256,607	–	8,168	–	264,775	265,216	441
Bank	11,928	–	–	–	11,928	11,928	–
Secured borrowings	38,132	–	291	–	38,423	38,782	359
Derivative instruments	–	25,380	–	–	25,380	25,380	–
Acceptances	9,568	–	–	–	9,568	9,568	–
Obligations related to securities sold short	–	17,426	–	–	17,426	17,426	–
Cash collateral on securities lent	1,622	–	–	–	1,622	1,622	–
Obligations related to securities sold under repurchase agreements	57,140	–	–	–	57,140	57,140	–
Other liabilities	12,871	112	3	–	12,986	12,986	–
Subordinated indebtedness	4,695	–	–	–	4,695	4,979	284

	Carrying value
$ millions, as at October 31, 2019	Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
Financial assets
Cash and deposits with banks	$16,720	$639	$–	$–	$17,359	$17,359	$–
Securities	20,115	53,984	413	46,798	121,310	121,453	143
Cash collateral on securities borrowed	3,664	–	–	–	3,664	3,664	–
Securities purchased under resale agreements	50,913	5,198	–	–	56,111	56,111	–
Loans
Residential mortgages	208,381	60	–	–	208,441	208,693	252
Personal	43,098	–	–	–	43,098	43,120	22
Credit card	12,335	–	–	–	12,335	12,335	–
Business and government	103,885	21,182	–	–	125,067	125,160	93
Derivative instruments	–	23,895	–	–	23,895	23,895	–
Customers’ liability under acceptances	9,167	–	–	–	9,167	9,167	–
Other assets	13,829	–	–	–	13,829	13,829	–
Financial liabilities
Deposits
Personal	$176,340	$–	$1,751	$–	$178,091	$178,046	$(45)
Business and government	248,367	–	9,135	–	257,502	257,872	370
Bank	11,224	–	–	–	11,224	11,224	–
Secured borrowings	38,680	–	215	–	38,895	39,223	328
Derivative instruments	–	25,113	–	–	25,113	25,113	–
Acceptances	9,188	–	–	–	9,188	9,188	–
Obligations related to securities sold short	–	15,635	–	–	15,635	15,635	–
Cash collateral on securities lent	1,822	–	–	–	1,822	1,822	–
Obligations related to securities sold under repurchase
agreements	51,801	–	–	–	51,801	51,801	–
Other liabilities	14,066	114	12	–	14,192	14,192	–
Subordinated indebtedness	4,684	–	–	–	4,684	4,925	241

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2020 Jan. 31	2019 Oct. 31	2020 Jan. 31	2019 Oct. 31	2020 Jan. 31	2019 Oct. 31	2020 Jan. 31	2019 Oct. 31
Financial assets
Deposits with banks	$–	$–	$562	$639	$–	$–	$562	$639
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	3,027	2,372	21,570 (1)	19,306 (1)	–	–	24,597	21,678
Corporate equity	30,877	25,852	153	684	14	7	31,044	26,543
Corporate debt	–	–	4,536	3,760	23	23	4,559	3,783
Mortgage- and asset-backed	–	–	3,046 (2)	2,220 (2)	160	173	3,206	2,393
	33,904	28,224	29,305	25,970	197	203	63,406	54,397

Loans mandatorily measured at FVTPL
Business and government	–	–	21,129	20,351	506	831	21,635	21,182
Residential mortgages	–	–	18	60	–	–	18	60
	–	–	21,147	20,411	506	831	21,653	21,242

Debt securities measured at FVOCI
Government issued or guaranteed	5,089	2,369	30,691	35,460	–	–	35,780	37,829
Corporate debt	–	–	5,700	5,621	23	–	5,723	5,621
Mortgage- and asset-backed	–	–	2,621	2,746	–	–	2,621	2,746
	5,089	2,369	39,012	43,827	23	–	44,124	46,196

Equity securities designated at FVOCI
Corporate equity	47	45	284	266	283	291	614	602
	47	45	284	266	283	291	614	602

Securities purchased under resale agreements measured at FVTPL	–	–	5,556	5,198	–	–	5,556	5,198
Derivative instruments
Interest rate	2	4	9,525	9,086	47	56	9,574	9,146
Foreign exchange	–	–	8,075	8,939	–	–	8,075	8,939
Credit	–	–	2	1	104	104	106	105
Equity	2,867	2,383	1,921	1,111	266	252	5,054	3,746
Precious metal	–	–	488	356	–	–	488	356
Other commodity	363	383	1,591	1,220	–	–	1,954	1,603
	3,232	2,770	21,602	20,713	417	412	25,251	23,895
Total financial assets	$42,272	$33,408	$117,468	$117,024	$1,426	$1,737	$161,166	$152,169
Financial liabilities
Deposits and other liabilities (3)	$–	$–	$(10,639)	$(10,626)	$(647)	$(601)	$(11,286)	$(11,227)
Obligations related to securities sold short	(5,474)	(7,258)	(11,952)	(8,377)	–	–	(17,426)	(15,635)
	(5,474)	(7,258)	(22,591)	(19,003)	(647)	(601)	(28,712)	(26,862)

Derivative instruments
Interest rate	–	–	(8,703)	(8,322)	–	(1)	(8,703)	(8,323)
Foreign exchange	–	–	(8,682)	(10,291)	–	–	(8,682)	(10,291)
Credit	–	–	(17)	(19)	(112)	(112)	(129)	(131)
Equity	(2,092)	(1,824)	(2,928)	(2,407)	(121)	(155)	(5,141)	(4,386)
Precious metal	–	–	(341)	(212)	–	–	(341)	(212)
Other commodity	(353)	(300)	(2,031)	(1,470)	–	–	(2,384)	(1,770)
	(2,445)	(2,124)	(22,702)	(22,721)	(233)	(268)	(25,380)	(25,113)
Total financial liabilities	$(7,919)	$(9,382)	$(45,293)	$(41,724)	$(880)	$(869)	$(54,092)	$(51,975)
(1)	Includes $56 million related to securities designated at FVTPL (October 31, 2019: $56 million).
(2)	Includes $421 million related to asset-backed securities designated at FVTPL (October 31, 2019: $357 million).
(3)
Comprises deposits designated at FVTPL of $10,535 million (October 31, 2019: $10,458 million), net bifurcated embedded derivative liabilities of $636 million (October 31, 2019: $643 million), other liabilities designated at FVTPL of $3 million (October 31, 2019: $12 million), and other financial liabilities measured at fair value of $112 million (October 31, 2019: $114 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended January 31, 2020, we transferred $359 million of securities mandatorily measured at FVTPL from Level 2 to Level 1 and $351 million from Level 1 to Level 2, and $1,737 million of securities sold short from Level 1 to Level 2 due to changes in
observability in the inputs used to value these securities (for the quarter ended October 31, 2019, $12 million of securities mandatorily measured at FVTPL and $1,054 million of securities sold short were transferred from Level 1 to Level 2; for the quarter ended January 31, 2019, nil of securities mandatorily measured at FVTPL and $431 million of securities sold short were transferred from Level 1 to Level 2). In addition, transfers between Level 2 and Level 3 were made during the quarters ended January 31, 2020, October 31, 2019, and January 31, 2019, primarily due to changes in the observability of certain market volatility inputs that were used in measuring the fair value of our embedded derivatives, and reduced observability in the credit spread used to value a corporate debt security, as noted in the following table.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)			Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized (2)(3)					Purchases/ Issuances		Sales/ Settlements	Closing balance
Jan. 31, 2020
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–		$–	$–	$7	$–		$–	$–	$14
Corporate debt	23	–		–	–	–	–		–	–	23
Mortgage- and asset-backed	173	–		–	–	–	–		–	(13)	160
Loans mandatorily measured at FVTPL
Business and government	831	–		–	4	–	–		–	(329)	506
Debt securities measured at FVOCI
Corporate debt	–	–		–	3	20	–		–	–	23
Equity securities designated at FVOCI
Corporate equity	291	–		–	49	(7)	–		10	(60)	283
Derivative instruments
Interest rate	56	–		3	–	–	–		1	(13)	47
Credit	104	(1)		1	–	–	–		–	–	104
Equity	252	–		12	–	–	–		44	(42)	266
Total assets	$1,737	$(1)		$16	$56	$20	$–		$55	$(457)	$1,426
Deposits and other liabilities (5)	$(601)	$–		$(52)	$–	$(37)	$31		$(102)	$114	$(647)
Derivative instruments
Interest rate	(1)	–		(2)	–	–	–		–	3	–
Credit	(112)	1		(1)	–	–	–		–	–	(112)
Equity	(155)	–		21	–	–	–		(10)	23	(121)
Total liabilities	$(869)	$1		$(34)	$–	$(37)	$31		$(112)	$140	$(880)
Oct. 31, 2019
Securities mandatorily measured at FVTPL
Corporate equity	$6	$–		$1	$–	$–	$–		$–	$–	$7
Corporate debt	23	–		–	–	–	–		–	–	23
Mortgage- and asset-backed	201	–		–	–	–	–		–	(28)	173
Loans mandatorily measured at FVTPL
Business and government	925	–		–	(2)	–	–		–	(92)	831
Equity securities designated at FVOCI
Corporate equity	287	–		–	8	–	–		12	(16)	291
Derivative instruments
Interest rate	40	–		9	–	–	–		–	7	56
Credit	104	–		–	–	–	–		–	–	104
Equity	227	–		15	–	–	(1)		47	(36)	252
Total assets	$1,813	$–		$25	$6	$–	$(1)		$59	$(165)	$1,737
Deposits and other liabilities (5)	$(551)	$–	$	(61)	$–	$(35)	$58		$(125)	$113	$(601)
Derivative instruments
Interest rate	(13)	–		8	–	–	–		–	4	(1)
Credit	(113)	–		1	–	–	–		–	–	(112)
Equity	(140)	–		(10)	–	–	–		(12)	7	(155)
Total liabilities	$(817)	$–		$(62)	$–	$(35)	$58	$	(137)	$124	$(869)
Jan. 31, 2019
Securities mandatorily measured at FVTPL
Corporate equity	$6	$–		$1	$–	$–	$–		$–	$–	$7
Corporate debt	26	–		(2)	–	–	–		–	–	24
Mortgage- and asset-backed	319	–		–	–	–	–		–	(80)	239
Loans mandatorily measured at FVTPL
Business and government	482	–		(1)	–	–	–		506	(194)	793
Equity securities designated at FVOCI
Corporate equity	285	–		–	5	–	–		12	(21)	281
Derivative instruments
Credit	115	(1)		(2)	–	–	–		–	–	112
Equity	107	–		14	–	–	–		146	(3)	264
Total assets	$1,340	$(1)		$10	$5	$–	$–		$664	$(298)	$1,720
Deposits and other liabilities (5)	$(423)	$–		$(6)	$–	$(19)	$19		$(45)	$13	$(461)
Derivative instruments
Interest rate	(109)	–		102	–	–	–		–	(17)	(24)
Credit	(131)	1		2	–	–	–		–	–	(128)
Equity	(119)	–		(22)	–	–	–		(22)	22	(141)
Total liabilities	$(782)	$1		$76	$–	$(19)	$19		$(67)	$18	$(754)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $135
million (October 31, 2019: $135 million; January 31, 2019: $116 million) and net bifurcated embedded derivative liabilities of $512 million (October 31, 2019: $466 million; January 31, 2019: $345 million).

Quantitative information about significant
non-observable
inputs and sensitivity of Level 3 financial assets and liabilities
During the quarter, there were no significant changes in the valuation techniques and the range of significant non-observable
inputs used in measuring our Level 3 financial assets and liabilities. The impact of adjusting one or more of the non-observable
inputs within a reasonably possible range on the fair value of our Level 3 financial assets and liabilities as at January 31, 2020 did not change significantly from the impact disclosed in the 2019 Annual Report.

Financial instruments designated at FVTPL (
f
air value option)
A net gain of $6 million, net of hedges
,
for the three months ended January 31, 2020 (a net loss of $33 million and a net gain $3 million for the three months ended October 31, 2019 and January 31, 2019, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized
for FVO assets and FVO liabilities.
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.